Revenues and Contract Obligations - Schedule of Changes in the Contract Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues and Contract Obligations [Abstract]
Contract liabilities, beginning of period	$ 100
Consideration received	450	100
Consideration refunded	(550)
Revenue
Contract liabilities, end of period		$ 100